Investments (Commercial Mortgage and Other Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 148,587	$ 115,822
Commercial mortgage loans, Percentage	100.00%	100.00%
Allowance for Credit Losses	$ (408)	$ (246)
Total net commercial mortgage and other loans	148,179	115,576
Apartments and multi-family
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 62,434	$ 42,188
Commercial mortgage loans, Percentage	42.00%	36.40%
Hospitality
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 12,996	$ 13,709
Commercial mortgage loans, Percentage	8.70%	11.80%
Industrial
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 17,132	$ 17,356
Commercial mortgage loans, Percentage	11.50%	15.00%
Office
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 10,568	$ 16,880
Commercial mortgage loans, Percentage	7.10%	14.60%
Other
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 7,767	$ 7,927
Commercial mortgage loans, Percentage	5.20%	6.80%
Retail
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 22,123	$ 15,511
Commercial mortgage loans, Percentage	14.90%	13.40%
Commercial mortgage loans
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 133,020	$ 113,571
Commercial mortgage loans, Percentage	89.40%	98.00%
Agricultural property loans
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 15,567	$ 2,251
Commercial mortgage loans, Percentage	10.60%	2.00%